IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	$ 10	$ 20
Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	4	3
Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	5	6
Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	38	31
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	7	5
Diversification [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	(35)	(34)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	29	31
Market risk Stressed VaR	121	59
Weighted average [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	11	18
Weighted average [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	3	4
Weighted average [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	5	5
Weighted average [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	32	29
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	5	7
Weighted average [member] | Diversification [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	(31)	(33)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	25	30
Market risk Stressed VaR	51	53
Top of range [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	26	30
Top of range [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	25	7
Top of range [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	8	6
Top of range [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	49	65
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	8	9
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	36	50
Market risk Stressed VaR	127	87
Bottom of range [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	6	10
Bottom of range [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	2	1
Bottom of range [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	4	3
Bottom of range [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	20	13
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	4	4
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	16	19
Market risk Stressed VaR	$ 27	$ 34